Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 80,000	$ 2,677	$ 1,332	$ 84,009
UNITED STATES | United States Federal Government [Member]
Total	$ 80,000	$ 2,677	$ 1,332	$ 84,009